Note 4 - Loans Receivable - 10Q (Details) - Loans Receivable (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013		Mar. 31, 2013	Dec. 31, 2012		Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable	$ 345,005	[1],[2]		$ 353,192	[1],[2]
Unearned discounts and net deferred loan costs	(125)			(188)
Allowance for loan and lease losses	(13,249)		(15,597)	(15,676)		(17,264)	(18,340)	(20,818)	(31,084)
Loans receivable—net	331,631			337,328				331,453
Commercial	15,912			16,083
Consumer	4,996			5,818
One-to-Four-Family Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable	139,137			157,936
Multifamily [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable	19,775			20,790
Nonfarm Nonresidential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable	150,942			138,014
Construction and Land Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable	$ 14,243			$ 14,551

[1]	Gross of unearned discounts and net deferred loan costs and the allowance for loan and lease losses.
[2]	Gross unearned discounts and net deferred loan costs and the allowance for loan and lease losses.